CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Ordinary shares [Member] USD ($)	Ordinary shares [Member]	Additional paid-in capital [Member] USD ($)	Treasury stock [Member] USD ($)	Statutory reserves [Member] USD ($)	Accumulated deficits [Member] USD ($)	Accumulated other comprehensive income [Member] USD ($)	Total AirMedia Group Inc.'s shareholders' equity [Member] USD ($)	Non-controlling interests [Member] USD ($)
Beginning Balance at Dec. 31, 2011	$ 270,058	$ 128		$ 275,150	$ (3,775)	$ 8,049	$ (38,138)	$ 30,734	$ 272,148	$ (2,090)
Beginning Balance, shares at Dec. 31, 2011		125,247,597
Ordinary shares issued for share based compensation, shares		137,166
Ordinary shares issued for share based compensation	161				161				161
Share repurchase as treasury stock, shares			(3,272,278)
Share repurchase as treasury stock	(3,421)				(3,421)				(3,421)
Provision for statutory reserve						2,095	(2,095)
Share-based compensation	3,502			3,502					3,502
Foreign currency translation adjustment	2,144							2,214	2,214	(70)
Net loss	(32,241)						(32,728)		(32,728)	487
Profit distribution to non-controlling interest	(768)									(768)
Ending Balance at Dec. 31, 2012	239,435	128		278,652	(7,035)	10,144	(72,961)	32,948	241,876	(2,441)
Ending Balance, shares at Dec. 31, 2012		122,112,485
Ordinary shares issued for share based compensation, shares		18,400
Ordinary shares issued for share based compensation	21				21				21
Share repurchase as treasury stock, shares			(2,996,750)
Share repurchase as treasury stock	(2,846)				(2,846)				(2,846)
Provision for statutory reserve						824	(824)
Share-based compensation	1,251			1,251					1,251
Foreign currency translation adjustment	7,582							7,281	7,281	301
Net loss	(11,520)						(10,626)		(10,626)	(894)
Capital contribution from non-controlling interests	60,209			39,825					39,825	20,384
Acquisition of non-controlling interests	(2,789)			(5,816)					(5,816)	3,027
Ending Balance at Dec. 31, 2013	291,343	128		313,912	(9,860)	10,968	(84,411)	40,229	270,966	20,377
Ending Balance, shares at Dec. 31, 2013		119,134,135
Ordinary shares issued for share based compensation, shares		808,278
Ordinary shares issued for share based compensation	624				624				624
Provision for statutory reserve						413	(413)
Share-based compensation	1,359			1,359					1,359
Foreign currency translation adjustment	(6,874)							(6,414)	(6,414)	(460)
Net loss	(31,826)						(25,695)		(25,695)	(6,131)
Disposal of equity interests of AM Film and AM Lianhe to non-controlling interest	3,088			1,433					1,433	1,655
Profit distribution to non-controlling interest	(83)									(83)
Capital contribution from non-controlling interests	11,241			6,463					6,463	4,778
Ending Balance at Dec. 31, 2014	$ 268,872	$ 128		$ 323,167	$ (9,236)	$ 11,381	$ (110,519)	$ 33,815	$ 248,736	$ 20,136
Ending Balance, shares at Dec. 31, 2014		119,942,413